Note 21. Reportable Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 2,484.4	$ 2,007.6	$ 2,529.9
Intersegment elimination of net sales	(75.9)	(134.8)	(151.4)
Intersegment sales	75.9	134.8	151.4
Operating (loss) income	(536.8)	(313.6)	57.2
Interest expense	410.0	189.2	135.3
Intersegment elimination of interest expense	(0.1)	(4.1)	(2.2)
Depreciation and amortization	357.4	268.3	246.9
Payments To Acquire Property Plant And Equipment And Construct Solar Energy Systems	1,740.6	598.4	485.9
Construction of solar energy systems	1,511.0	465.3	346.9
Long-Lived Assets	7,074.3	3,122.9
Solar [Domain]
Segment Reporting Information [Line Items]
Net sales	1,594.3	1,204.3	1,731.4
Intersegment elimination of net sales	72.4	124.8	143.0
Operating (loss) income	(462.2)	(299.7)	(75.6)
Interest expense	316.5	186.2	130.8
Depreciation and amortization	169.1	143.6	123.8
Payments To Acquire Property Plant And Equipment And Construct Solar Energy Systems	1,586.6	497.4	390.7
Terraform [Member]
Segment Reporting Information [Line Items]
Net sales	125.9	17.5	15.7
Intersegment elimination of net sales	1.1	0.9	1.6
Operating (loss) income	7.2	5.1	5.3
Interest expense	84.4	6.3	5.7
Depreciation and amortization	72.3	5.1	4.4
Payments To Acquire Property Plant And Equipment And Construct Solar Energy Systems	59.6	0	0
Semiconductor [Domain]
Segment Reporting Information [Line Items]
Net sales	840.1	920.6	934.2
Intersegment elimination of net sales	2.4	9.1	6.8
Operating (loss) income	(81.8)	(19.0)	127.5
Interest expense	9.2	0.8	1.0
Depreciation and amortization	116.0	119.6	118.7
Payments To Acquire Property Plant And Equipment And Construct Solar Energy Systems	94.4	101.0	95.2
UNITED STATES
Segment Reporting Information [Line Items]
Net sales	510.0	475.1	735.3
Long-Lived Assets	3,710.7	1,811.3
MALAYSIA
Segment Reporting Information [Line Items]
Long-Lived Assets	224.4	262.4
KOREA
Segment Reporting Information [Line Items]
Net sales	218.1	220.3	198.8
Long-Lived Assets	890.3	132.7
SOUTH AFRICA
Segment Reporting Information [Line Items]
Net sales	193.1	0	0
UNITED KINGDOM
Segment Reporting Information [Line Items]
Net sales	140.4	2.1	5.7
Long-Lived Assets	413.2	0
TAIWAN
Segment Reporting Information [Line Items]
Net sales	423.6	472.5	408.4
Long-Lived Assets	195.3	208.9
ITALY
Segment Reporting Information [Line Items]
Net sales	90.2	71.3	234.2
Long-Lived Assets	446.7	197.7
CHILE
Segment Reporting Information [Line Items]
Long-Lived Assets	430.2	167.8
CANADA
Segment Reporting Information [Line Items]
Net sales	348.1	279.1	248.6
SPAIN
Segment Reporting Information [Line Items]
Net sales	13.0	9.6	175.8
Other Foreign Countries [Member]
Segment Reporting Information [Line Items]
Net sales	547.9	477.6	523.1
Long-Lived Assets	763.5	342.1
Foreign [Member]
Segment Reporting Information [Line Items]
Net sales	$ 2,484.4	$ 2,007.6	$ 2,529.9